UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2009 to July 31, 2009

Item 1:   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (111.9%)
Aerospace & Defense (1.0%)
$575	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$573,563
750	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	440,625
825	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	416,625
					1,430,813
Agriculture (0.4%)
650	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/11	11.000	601,250

Auto Loans (3.1%)
725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	714,471
775	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	08/01/12	7.500	715,754
2,685	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	2,403,032
325	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	08/10/11	9.875	322,170
100	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	89,752
					4,245,179
Auto Parts & Equipment (3.1%)
975	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	967,687
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	251,875
1,200	American Tire Distributors, Inc., Global Company Guarnteed Notes (Callable 04/01/10 @ $102.69)	(CCC+, Caa1)	04/01/13	10.750	1,008,000
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC, Caa1)	08/15/14	10.000	652,000
525	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	454,125
848	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	864,960
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	53,875
					4,252,522
Banks (3.8%)
800	CIT Group, Inc., Senior Unsecured Notes#	(CC, Ca)	02/13/12	1.170	428,261
1,450	CIT Group, Inc., Senior Unsecured Notes	(CC, Ca)	02/13/12	5.400	795,774
2,390	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	2,276,475
744	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	686,340
47	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/15/11	6.000	42,535
99	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	85,140
1,007	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	876,090
119	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	91,630
					5,282,245
Beverages (0.5%)
675	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	664,875

Brokerage (0.4%)
475	E*TRADE Financial Corp., Global Senior Unsecured Notes (Callable 6/15/10 @ $100.00)	(CC, B3)	06/15/11	8.000	543,875

Building & Construction (1.8%)
741	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	166,725
150	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	146,250
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(D, Caa2)	01/15/16	6.250	334,375
825	Meritage Homes Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	678,563
950	Standard Pacific Corp., Company Guaranteed Notes	(CCC-, Caa1)	04/01/14	6.250	707,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building & Construction
$1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/10 @ $101.79)	(CC, Caa3)	04/01/13	10.750	$375,000
					2,408,663
Building Materials (2.3%)
1,000	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/10 @ $103.75)	(CCC-, Caa2)	03/01/14	11.250	430,000
700	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	648,375
1,035	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	740,025
500	Dayton Superior Corp., Company Guaranteed Notesø	(D, NR)	06/15/09	13.000	156,250
325	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, Ba3)	11/01/11	9.000	325,813
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/09 @ $102.44)	(CCC+, Caa1)	09/01/12	9.750	238,750
825	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CC, Caa3)	09/01/14	8.500	301,125
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+	(C, Ca)	03/01/14	0.000	70,000
250	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(CCC, Caa1)	06/15/13	11.750	190,000
					3,100,338
Chemicals (3.1%)
300	Chemtura Corp., Company Guaranteed Notesø	(D, NR)	06/01/16	6.875	246,000
550	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	511,500
675	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Caa2)	12/01/14	9.750	442,125
739	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(C, B3)	06/15/14	12.500	723,975
275	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B2)	11/15/13	9.000	399,628
575	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	583,625
725	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	694,188
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	458,250
225	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	211,500
					4,270,791
Computer Hardware (0.8%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	675,469
325	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00)‡	(BB+, Ba1)	05/01/14	10.000	357,500
					1,032,969
Consumer Products (1.8%)
950	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC-, Caa2)	10/01/12	10.250	802,750
825	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	742,500
250	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	241,250
640	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	649,600
					2,436,100
Diversified Capital Goods (3.6%)
450	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	468,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$625	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	$625,000
650	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	549,250
925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/09 @ $101.00)#‡	(B, B2)	12/15/13	4.504	781,625
100	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	92,500
475	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(CCC+, Caa1)	06/01/17	7.375	350,313
575	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	503,125
425	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	410,656
600	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	555,000
738	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa1)	06/15/12	9.875	649,440
					4,984,909
Electric - Generation (6.6%)
1,275	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	1,115,625
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	1,181,844
675	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	514,687
1,025	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	871,250
447	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	451,737
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	338,625
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	533,500
175	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/17	7.875	162,312
100	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/14	7.625	93,500
3,725	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	2,942,750
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	928,250
					9,134,080
Electric - Integrated (1.4%)
1,175	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,157,375
550	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	577,500
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	173,250
					1,908,125
Electronics (2.5%)
525	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	511,875
73	Ampex Corp., Rule 144A, Secured Notes^‡	(NR, NR)	09/30/09	12.000	70,746
800	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/11 @ $105.06)	(CCC, Caa3)	12/15/16	10.125	416,000
275	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	270,875
1,000	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	915,000
250	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	222,500
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	1,099,500
					3,506,496
Energy - Exploration & Production (6.6%)
500	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	451,250
150	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	151,125
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	283,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$1,525	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	$1,441,125
450	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	482,625
1,000	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	900,000
450	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	430,312
525	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	485,625
800	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	700,000
475	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ 105.19)	(BB-, B2)	06/15/16	10.375	508,844
950	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	926,250
300	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	273,142
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	623,437
350	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	349,125
550	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	360,250
475	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B+, B3)	06/01/17	7.125	358,625
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB-, B1)	02/01/14	7.000	443,250
					9,168,485
Environmental (0.8%)
350	Casella Waste Systems, Inc. Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	364,000
800	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	790,000
					1,154,000
Food & Drug Retailers (0.9%)
350	Ingles Markets, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.44)‡	(BB-, B1)	05/15/17	8.875	355,250
450	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.68)	(CCC, Caa3)	12/15/15	9.375	344,250
475	Rite Aid Corp., Rule 144A, Senior Secured Notes (Callable Notes 06/12/13 @ $104.88)‡	(B+, B3)	06/12/16	9.750	503,500
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	72,750
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 09/08/09 @ $102.03)	(B+, B2)	06/15/12	8.125	25,375
					1,301,125
Food - Wholesale (0.6%)
250	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B-, Caa2)	11/01/14	7.500	229,375
175	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	174,563
425	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(BB-, Ba3)	07/15/14	10.000	445,187
25	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B, Caa1)	05/15/13	7.750	21,375
					870,500
Forestry & Paper (2.2%)
478	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	310,700
750	Georgia-Pacific Corp., Global Senior Notes	(B+, B2)	01/15/24	8.000	673,125
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	294,000
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13)‡	(BB-, Ba3)	05/01/16	8.250	312,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Forestry & Paper
$625	Newark Group, Inc., Global Senior Unsecured Notes (Callable 03/15/10 @ $103.25)	(D, C)	03/15/14	9.750	$18,750
675	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(C, Caa3)	05/01/13	12.000	199,125
250	PE Paper Escrow GmbH, Rule 144A, Senior Secured Notes (Callable 08/01/12 @ $106.00)‡	(BB, Ba2)	08/01/14	12.000	249,058
950	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	494,000
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	40,875
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC, Caa1)	08/01/16	11.375	388,125
					2,979,758
Gaming (8.4%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	118,188
200	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	192,000
1,000	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	915,000
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	949,375
280	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B1)	11/15/19	7.250	163,800
575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	577,875
625	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	21,875
800	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B, Caa1)	06/01/17	11.250	814,000
225	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/10 @ $100.00)ø	(D, NR)	06/01/12	8.125	163
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)ø	(D, Ca)	11/15/10	12.000	307,500
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	1,078,125
950	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	593,750
1,275	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(B+, B3)	11/15/15	8.500	631,125
825	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	04/01/16	6.875	596,062
700	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	514,500
675	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	745,875
1,200	MTR Gaming Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	1,173,000
600	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	676,267
850	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡	(B, B3)	08/15/17	10.750	829,812
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	3,769
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	689,750
					11,591,811
Gas Distribution (3.5%)
525	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	517,125
375	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	02/15/16	8.250	384,375
600	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	585,809
925	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	916,887
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	423,938
275	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	261,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gas Distribution
$550	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	$514,250
625	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(Be, B2)	07/01/16	8.250	557,812
675	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	676,790
					4,838,236
Health Services (8.1%)
815	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	817,037
50	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	54,375
25	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	27,250
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	672,750
1,300	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,358,500
675	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	600,750
725	HCA, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ $103.94)‡	(BB, Ba3)	02/15/20	7.875	713,219
775	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	728,500
625	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	587,500
425	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	447,313
450	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	451,125
525	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	486,937
250	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(CCC+, Caa1)	03/15/16	0.000	188,750
400	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	385,000
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	532,125
775	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa2)	02/01/15	9.250	771,125
925	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.37)‡	(BB-, B1)	07/01/19	8.875	980,500
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	4.635	147,875
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	268,125
450	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	452,250
600	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	531,000
					11,202,006
Hotels (1.3%)
675	Felcor Lodging LP, Global Company Guaranteed Notes	(B, B2)	06/01/11	9.000	594,000
525	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	531,563
725	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	676,062
					1,801,625
Household & Leisure Products (0.3%)
450	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ 102.13)	(CCC+, Caa1)	01/15/13	8.500	412,875

lnvestments & Misc. Financial Services (0.4%)
700	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC, Caa3)	11/15/15	10.500	500,500

Leisure (0.1%)
122	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	96,380

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Leisure
$900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	$101,250
					197,630
Machinery (0.6%)
650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	654,875
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	208,125
					863,000
Media - Broadcast (1.6%)
725	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	605,375
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	276,262
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	273,188
74	CMP Susquehanna Corp., Global Company Guranteed Notes (Callable 05/15/10 @ $104.94)	(CCC-, Ca)	05/15/14	9.875	22,200
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	503,250
630	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC, Caa3)	06/15/15	9.250	143,325
370	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	247,900
90	Univision Communications, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/11 @ $106.00)‡	(B-, B2)	07/01/14	12.000	96,300
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	1,525
					2,169,325
Media - Cable (4.2%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	1,203,125
1,000	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)ø	(D, NR)	09/15/10	10.250	1,070,000
792	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, NR)	04/01/11	9.920	4,039
325	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, B1)	04/30/12	10.000	325,813
825	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	853,875
675	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	698,625
275	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	284,625
200	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	198,500
225	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	216,563
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	167,125
825	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	822,937
					5,845,227
Media - Services (1.1%)
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	473,625
650	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	591,500
400	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	426,000
					1,491,125
Metals & Mining - Excluding Steel (2.6%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	3,375
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	22,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$800	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	$846,957
1,762	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(CCC-, Caa2)	05/15/15	5.413	951,713
450	Teck Resources, Ltd., Rule 144A, Senior Secured Notes‡	(BB+, Ba2)	05/15/14	9.750	502,875
200	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.13)‡	(BB+, Ba2)	05/15/16	10.250	227,500
875	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/14 @ $105.38)‡	(BB+, Ba2)	05/15/19	10.750	1,022,656
					3,577,076
Non-Food & Drug Retailers (3.2%)
600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	471,000
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	600,750
505	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	477,225
645	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	525,675
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $106.00)	(B-, B3)	12/15/13	12.000	423,000
520	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	527,800
1,285	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	931,625
460	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	414,000
					4,371,075
Oil Field Equipment & Services (1.4%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	517,000
550	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	508,750
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	327,250
450	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	399,938
200	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	215,000
					1,967,938
Oil Refining & Marketing (0.7%)
1,050	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	971,250

Packaging (2.3%)
850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	658,750
705	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	620,400
325	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	303,875
725	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	697,812
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $102.13)	(CCC+, Caa1)	10/15/12	8.500	49,875
814	Pliant Corp., Global Senior Secured Notesø	(D, NR)	06/15/09	11.850	606,569
225	Solo Cup Co., Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $105.25)‡	(B+, B2)	11/01/13	10.500	237,938
					3,175,219

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Printing & Publishing (2.0%)
$1,400	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	$1,211,000
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/09 @ $102.63)	(B-, Caa1)	12/01/13	7.875	720,000
1,675	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	81,656
1,800	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	117,000
785	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	671,175
					2,800,831
Railroads (0.4%)
600	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	585,000

Restaurants (0.4%)
525	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.50)	(B-, Caa1)	10/01/12	10.000	527,625

Software/Services (2.5%)
750	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	636,562
1,075	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	1,107,250
1,150	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(CC, Caa1)	01/15/16	12.500	816,500
1,025	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	917,375
					3,477,687
Steel Producers/Products (1.4%)
500	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(BB-, Ba3)	06/15/12	7.750	502,500
325	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)ø	(D, NR)	02/15/14	11.250	117,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(B, Caa1)	11/01/15	12.000	626,500
745	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	8.250	741,275
					1,987,275
Support-Services (4.8%)
300	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $101.00)#	(B, B3)	02/01/15	4.528	262,500
150	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	151,875
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B2)	08/15/16	9.000	692,000
525	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	528,937
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(CCC+, B3)	01/01/16	10.500	576,000
200	Iron Mountain, Inc., Company Guaranteed Notes	(B+, B2)	04/01/13	8.625	201,000
850	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	769,250
1,050	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	1,026,375
550	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	474,375
475	Sotheby’s, Global Company Guaranteed Notes	(B, Ba3)	06/15/15	7.750	372,875
1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CC, Caa1)	09/01/16	11.875	822,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$700	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44)‡	(B, B2)	06/15/16	10.875	$703,500
					6,580,937
Telecom - Integrated/Services (6.8%)
250	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	238,125
400	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	398,000
1,175	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,110,375
200	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	05/01/14	8.250	203,500
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	703,500
2,075	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/09 @ $104.63)	(BB-, B3)	08/15/14	9.250	2,111,312
25	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/10 @ $104.44)	(BB-, B3)	01/15/15	8.875	25,375
1,375	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	5.474	1,024,375
1,050	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	913,500
1,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	1,228,125
275	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	275,688
225	Qwest Corp., Rule 144A, Senior Unsecured Notes‡	(BBB-, Ba1)	05/01/16	8.375	231,750
350	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	355,250
550	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	561,000
					9,379,875
Telecom - Wireless (4.4%)
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	688,500
250	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81)‡	(B+, Ba2)	05/15/16	7.750	250,000
225	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	238,781
200	DigitalGlobe, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $105.25)‡	(BB, Ba3)	05/01/14	10.500	209,500
975	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	1,014,000
2,648	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	2,303,760
1,525	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	1,340,094
					6,044,635
Textiles & Apparel (0.4%)
550	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	561,000

Theaters & Entertainment (1.3%)
1,125	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	1,043,438
750	AMC Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/01/14 @ $104.38)‡	(B-, B1)	06/01/19	8.750	742,500
					1,785,938
Tobacco (0.4%)
500	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	495,000

TOTAL U.S. CORPORATE BONDS (Cost $182,008,508)					154,478,819

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS (9.5%)
Aerospace & Defense (0.3%)
400	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	$372,000

Chemicals (1.0%)
1,150	Cognis GmbH, Rule 144A, Senior Secured Notes (Callable 08/15/09 @ $100.00) (Germany)#‡	(B-, B2)	09/15/13	2.629	937,250
1,175	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	487,625
					1,424,875
Electronics (0.7%)
750	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	783,750
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/10 @ $100.00) (Cayman Islands)ø	(D, NR)	02/01/11	9.250	1,250
153	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands) (EUR)‡	(B-, NR)	07/15/13	10.000	154,010
50	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	35,000
					974,010
Energy - Exploration & Production (0.4%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	581,875

Forestry & Paper (0.8%)
2,325	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	249,937
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	820,000
					1,069,937
Gaming (0.5%)
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg) (EUR)‡	(B, B2)	06/15/15	8.250	637,987

Media - Cable (1.1%)
325	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany) (EUR)‡	(B+, B2)	02/15/15	10.125	488,415
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom) (GBP)	(B, B2)	04/15/14	9.750	837,214
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	152,250
					1,477,879
Media - Diversified (0.4%)
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	573,000

Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	458,375

Packaging (0.3%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)(EUR)‡	(B-, B3)	09/15/14	9.250	390,856

Pharmaceuticals (0.3%)
350	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	344,750

Telecom - Integrated/Services (1.5%)
1,507	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,296,020
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(CC, Caa3)	01/15/15	6.259	154,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Telecom - Integrated/Services
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $104.44) (Denmark)‡	(BB-, B1)	05/01/16	8.875	$663,000
					2,113,020
Telecom - Wireless (0.4%)
400	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 7/15/13 @ $105.88) (Luxembourg) (EUR)‡	(BB-, B2)	07/15/17	11.750	584,512

Telecommunications Equipment (0.1%)
425	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø	(NR, NR)	07/15/16	10.750	188,063

Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) (EUR)ø‡	(NR, NR)	11/15/12	9.875	35,621

Transportation - Excluding Air/Rail (1.4%)
1,375	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,175,625
825	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	775,500
					1,951,125
TOTAL FOREIGN CORPORATE BONDS (Cost $17,233,995)					13,177,885

BANK LOANS (1.0%)
Energy - Exploration & Production (0.4%)
625	ATP Oil & Gas	(NR, NR)	07/15/14	5.750	487,500

Gaming (0.3%)
496	CCM Merger, Inc.	(NR, NR)	07/21/12	1.000	455,009

Pharmaceuticals (0.3%)
525	Nycomed Holdings Aps	(NR, NR)	12/29/13	7.350	477,750

TOTAL BANK LOANS (Cost $1,195,595)					1,420,259

Number of Shares

COMMON STOCKS (0.1%)
Chemicals (0.0%)
4,893	Huntsman Corp.				30,043

Containers & Packaging (0.1%)
7,250	Constar International, Inc.*				87,000

TOTAL COMMON STOCKS (Cost $687,887)					117,043

PREFERRED STOCKS (0.2%)
Diversified Financials (0.2%)
473	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)*‡				217,831

Media - Broadcast (0.0%)
17,257	CMP Susquehanna Radio Holdings Corp. Series A*				0

TOTAL PREFERRED STOCKS (Cost $99,450)					217,831

WARRANTS (0.0%)
Diversified Financial Services (0.0%)
19,721	CNB Capital Trust I, Rule 144A, expires 03/23/19*‡				0

Electrical Equipment (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10*^				2,043

TOTAL WARRANTS (Cost $3,772,613)					2,043

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (3.7%)
$5,151	State Street Bank and Trust Co. Euro Time Deposit (Cost $5,151,000)	08/03/09	0.010	$5,151,000

TOTAL INVESTMENTS AT VALUE (126.4%) (Cost $210,149,048)				174,564,880

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.4%)				(36,485,810)

NET ASSETS (100.0%)				$138,079,070

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Open Forward Foreign Currency Contracts
USD	3,135,329	EUR	2,247,000	10/16/09	(3,185,828)	(3,135,329)	$(50,499)
USD	469,904	EUR	330,000	10/16/09	(467,848)	(469,904)	2,026
USD	814,362	GBP	500,250	10/16/09	(829,191)	(814,362)	(14,829)
Total							$(63,302)

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $40,401,706 or 29.3% of net assets.

+	Step Bond — The interest rate is as of July 31, 2009 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2009.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At July 31, 2009, the Fund held 0.05% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,843,368 and fair value of $72,789. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$1,430,813	$—	$1,430,813
Agriculture	—	601,250	—	601,250
Auto Loans	—	4,245,179	—	4,245,179
Auto Parts & Equipment	—	4,252,522	—	4,252,522
Banks	—	5,282,245	—	5,282,245
Beverages	—	664,875	—	664,875
Brokerage	—	543,875	—	543,875
Building & Construction	—	2,408,663	—	2,408,663
Building Materials	—	3,100,338	—	3,100,338
Chemicals	—	4,270,791	—	4,270,791
Computer Hardware	—	1,032,969	—	1,032,969
Consumer Products	—	2,436,100	—	2,436,100
Diversified Capital Goods	—	4,984,909	—	4,984,909
Electric - Generation	—	9,134,080	—	9,134,080
Electric - Integrated	—	1,908,125	—	1,908,125
Electronics	—	3,435,750	70,746	3,506,496
Energy - Exploration & Production	—	9,168,485	—	9,168,485
Environmental	—	1,154,000	—	1,154,000
Food & Drug Retailers	—	1,301,125	—	1,301,125
Food - Wholesale	—	870,500	—	870,500
Forestry & Paper	—	2,979,758	—	2,979,758
Gaming	—	11,591,811	—	11,591,811
Gas Distribution	—	4,838,236	—	4,838,236
Health Services	—	11,202,006	—	11,202,006
Hotels	—	1,801,625	—	1,801,625
Household & Leisure Products	—	412,875	—	412,875
Investments & Misc. Financial Services	—	500,500	—	500,500
Leisure	—	197,630	—	197,630
Machinery	—	863,000	—	863,000
Media - Broadcast	—	2,169,325	—	2,169,325
Media - Cable	—	5,845,227	—	5,845,227
Media - Services	—	1,491,125	—	1,491,125
Metals & Mining - Excluding Steel	—	3,577,076	—	3,577,076
Non-Food & Drug Retailers	—	4,371,075	—	4,371,075
Oil Field Equipment & Services	—	1,967,938	—	1,967,938
Oil Refining & Marketing	—	971,250	—	971,250
Packaging	—	3,175,219	—	3,175,219
Printing & Publishing	—	2,800,831	—	2,800,831
Railroads	—	585,000	—	585,000
Restaurants	—	527,625	—	527,625
Software/Services	—	3,477,687	—	3,477,687

	Level 1	Level 2	Level 3	Total
Steel Producers/Products	—	1,987,275	—	1,987,275
Support-Services	—	6,580,937	—	6,580,937
Telecom - Integrated/Services	—	9,379,875	—	9,379,875
Telecom - Wireless	—	6,044,635	—	6,044,635
Textiles & Apparel	—	561,000	—	561,000
Theaters & Entertainment	—	1,785,938	—	1,785,938
Tobacco	—	495,000	—	495,000
Foreign Corporate Bonds
Aerospace & Defense	—	372,000	—	372,000
Chemicals	—	1,424,875	—	1,424,875
Electronics	—	974,010	—	974,010
Energy - Exploration & Production	—	581,875	—	581,875
Forestry & Paper	—	1,069,937	—	1,069,937
Gaming	—	637,987	—	637,987
Media - Cable	—	1,477,879	—	1,477,879
Media - Diversified	—	573,000	—	573,000
Oil Field Equipment & Services	—	458,375	—	458,375
Packaging	—	390,856	—	390,856
Pharmaceuticals	—	344,750	—	344,750
Telecom - Integrated/Services	—	2,113,020	—	2,113,020
Telecom - Wireless	—	584,512	—	584,512
Telecommunications Equipment	—	188,063	—	188,063
Textiles & Apparel	—	35,621	—	35,621
Transportation - Excluding Air/Rail	—	1,951,125	—	1,951,125
Bank Loans
Energy - Exploration & Production	—	487,500	—	487,500
Gaming	—	455,009	—	455,009
Pharmaceuticals	—	477,750	—	477,750
Common Stocks
Chemicals	30,043	—	—	30,043
Containers & Packaging	87,000	—	—	87,000
Preferred Stocks
Diversified Financials	217,831	—	—	217,831
Media - Broadcast	—	—	—	—
Warrants
Diversified Financial Services	—	—	—	—
Electrical Equipment	—	—	2,043	2,043
Short-Term Investment	—	5,151,000	—	5,151,000
Other Financial Instruments *
Forward Foreign Currency Contracts	(63,302)	—	—	(63,302)
	$271,572	$174,157,217	$72,789	$174,501,578

*Other financial instruments include futures, forwards and swap contracts.

As of July 31, 2009, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.05% of net assets.

Federal Income Tax Cost – At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $210,149,048, $6,170,922, $(41,755,090) and $(35,584,168) respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 18, 2009